Plant and Equipment, net (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 275,097	$ 2,144,576	$ 288,513	$ 2,254,429	$ 1,992,306
Disposal of property plant and equipment	$ 89,793		$ 14,676			$ 700,000	$ 114,672